Risk Management and Financial Instruments - Derivative Assets and Liabilities Measured on a Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Fair Value Hierarchy
Assets and (liabilities), net	$ 5	$ (31)
Level 1
Fair Value Hierarchy
Assets and (liabilities), net	2	(19)
Level 2
Fair Value Hierarchy
Assets and (liabilities), net	3	(12)
Level 3
Fair Value Hierarchy
Assets and (liabilities), net	0	0
Commodity contract | Energy related derivative
Fair Value Hierarchy
Derivative instrument assets	34	188
Derivative instrument liabilities	(29)	(219)
Commodity contract | Level 1 | Energy related derivative
Fair Value Hierarchy
Derivative instrument assets	30	184
Derivative instrument liabilities	(28)	(203)
Commodity contract | Level 2 | Energy related derivative
Fair Value Hierarchy
Derivative instrument assets	4	4
Derivative instrument liabilities	(1)	(16)
Commodity contract | Level 3 | Energy related derivative
Fair Value Hierarchy
Derivative instrument assets	0	0
Derivative instrument liabilities	$ 0	$ 0